Segment reporting (Details) - Schedule of Segment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 146,554	$ 161,372	$ 2,262,449
Cost of revenue and related tax	12,597	17,833	34,556
Operating expenses	1,897,512	2,714,546	3,006,859
Income (loss) from operations	(1,763,555)	(2,571,007)	(778,966)
Income tax expense			257,344
Net loss	(1,903,277)	(2,561,907)	(1,093,241)
Depreciation and amortization	105,642	57,428	62,971
Capital expenditure	23,433	34,346	6,722
Total assets	12,909,139	14,658,834	17,366,708
Consumer loan repayment and collection management services [Member]
Segment Reporting Information [Line Items]
Revenue			156,062
Cost of revenue and related tax
Operating expenses	35,950		508,772
Income (loss) from operations	(35,950)		(352,710)
Income tax expense			14,785
Net loss	(36,020)	112	(367,692)
Depreciation and amortization			1,347
Capital expenditure
Total assets	36,079	8,328	(3,715,787)
Loan recommendation services [Member]
Segment Reporting Information [Line Items]
Revenue			928,565
Cost of revenue and related tax
Operating expenses	7,050	244,629	20,717
Income (loss) from operations	(7,050)	(244,629)	907,848
Income tax expense			109,732
Net loss	(7,084)	(244,799)	798,054
Depreciation and amortization			9,997
Capital expenditure
Total assets	1,054	51,321	4,011,568
Prepaid payment network services [Member]
Segment Reporting Information [Line Items]
Revenue	146,554	161,372	1,177,822
Cost of revenue and related tax	12,597	17,833	34,556
Operating expenses	263,315	279,717	201,483
Income (loss) from operations	(129,358)	(136,178)	941,783
Income tax expense			132,827
Net loss	(265,830)	(144,833)	754,814
Depreciation and amortization	21,534	42,676	51,627
Capital expenditure	23,433	34,346	6,722
Total assets	1,483,926	1,536,973	1,629,846
Others [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue and related tax
Operating expenses	1,591,197	2,190,200	2,275,887
Income (loss) from operations	(1,591,197)	(2,190,200)	(2,275,887)
Income tax expense
Net loss	(1,594,343)	(2,172,387)	(2,278,417)
Depreciation and amortization	84,108	14,752
Capital expenditure
Total assets	$ 11,388,080	$ 13,062,212	$ 15,441,081